Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [text block]
The following is the movement of intangibles and their amortization and impairment for the years ended December 31, 2018 and 2017:

	Licenses and software	Other intangibles (1)	Total
Cost
Balance as of December 31, 2017	960,556	168,552	1,129,108
Acquisitions	69,442	36,227	105,669
Disposals	(46,007)	(5,643)	(51,650)
Foreign currency translation	25,339	2,955	28,294
Transfers	6,390	(4,808)	1,582
Balance as of December 31, 2018	1,015,720	197,283	1,213,003
Accumulated amortization
Balance as of December 31, 2017	(665,415)	(83,467)	(748,882)
Amortization of the period	(75,818)	(15,864)	(91,682)
Disposals	46,004	5,546	51,550
Foreign currency translation	(20,501)	(184)	(20,685)
Transfers	3,401	4,042	7,443
Balance as of December 31, 2018	(712,329)	(89,927)	(802,256)
Net balance as of December 31, 2017	295,141	85,085	380,226
Net balance as of December 31, 2018	303,391	107,356	410,747
Useful life	<5 years	<7 years

	Licenses and software	Other intangibles (1)	Total
Cost
Balance as of December 31, 2016	784,320	138,982	923,302
Acquisitions	169,545	6,323	175,868
Disposals	(9,469)	–	(9,469)
Foreign currency translation	(1,414)	(92)	(1,506)
Transfers	17,574	23,339	40,913
Balance as of December 31, 2017	960,556	168,552	1,129,108
Accumulated amortization
Balance as of December 31, 2016	(583,680)	(67,490)	(651,170)
Amortization of the period	(89,216)	(18,830)	(108,046)
Disposals	8,744	–	8,744
Foreign currency translation	979	–	979
Transfers	(2,242)	2,853	611
Balance as of December 31, 2017	(665,415)	(83,467)	(748,882)
Net balance as of December 31, 2016	200,640	71,492	272,132
Net balance as of December 31, 2017	295,141	85,085	380,226
Useful life	<5 years	<7 years

(1)	Corresponds mainly to easements.